FINANCIAL INSTRUMENTS - Crude Oil Derivative Contracts (Details) - Oil and Fuel Market Price Risk bbl in Thousands	Dec. 31, 2017 bbl $ / bbl
Brent crude oil option contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	1,187
Brent crude oil option contracts | 2018
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	488
Brent crude oil option contracts | 2018 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	42
Brent crude oil option contracts | 2018 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	60
Brent crude oil option contracts | 2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	366
Brent crude oil option contracts | 2019 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	44
Brent crude oil option contracts | 2019 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	60
Brent crude oil option contracts | 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	333
Brent crude oil option contracts | 2020 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	50
Brent crude oil option contracts | 2020 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	62
WTI crude oil option contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	1,221
WTI crude oil option contracts | 2018
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	390
WTI crude oil option contracts | 2018 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	36
WTI crude oil option contracts | 2018 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	60
WTI crude oil option contracts | 2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	426
WTI crude oil option contracts | 2019 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	42
WTI crude oil option contracts | 2019 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	60
WTI crude oil option contracts | 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts (in barrels) | bbl	405
WTI crude oil option contracts | 2020 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	43
WTI crude oil option contracts | 2020 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/barrel)	60